Segmented Information - Segment Assets and Liabilities by Geographical Area (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total general fund assets	$ 168,765	$ 162,720
Investments for account of segregated fund holders	103,062	106,392
SLF Asset Management
Disclosure of operating segments [line items]
Total general fund assets	4,468	4,115
Investments for account of segregated fund holders	0	0
SLF Asset Management | United States
Disclosure of operating segments [line items]
Total general fund assets	4,147	3,750
SLF Asset Management | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	0	0
Investments for account of segregated fund holders	0	0
SLF Asset Management | Canada
Disclosure of operating segments [line items]
Total general fund assets	321	365
SLF Asset Management | Other countries
Disclosure of operating segments [line items]
Total general fund assets	0	0
Corporate
Disclosure of operating segments [line items]
Total general fund assets	14,378	14,605
Investments for account of segregated fund holders	10,513	11,986
Corporate | United States
Disclosure of operating segments [line items]
Total general fund assets	2,550	1,984
Corporate | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	8,274	8,744
Investments for account of segregated fund holders	10,513	11,986
Corporate | Canada
Disclosure of operating segments [line items]
Total general fund assets	3,384	3,723
Corporate | Other countries
Disclosure of operating segments [line items]
Total general fund assets	$ 170	$ 154